Equity (Details) - Schedule of Equity - USD ($)	12 Months Ended
	Mar. 31, 2024	Mar. 31, 2023
Schedule of Equity [Line Items]
Common stock value	$ 538,996	$ 375,766
Net income available to common shareholders	(9,951,285)	(4,518,954)
Securities Premium	16,811,742	12,474,944
Translation of foreign subsidiaries, net of tax	(154,156)	(124,992)
Employee benefits reclassification	(1,203)	(714)
Lytus Trust – for employee incentive plan	5,720,000
Non-controlling interest	3,015,031	2,538,478
Total	$ 15,979,125	$ 10,744,528